Cover	Mar. 01, 2024
Cover [Abstract]
Entity Registrant Name	Black Bird Biotech, Inc.
Entity Central Index Key	0001409999
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 01, 2024
Entity Ex Transition Period	false
Entity File Number	000-52828
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0521119
Entity Address Address Line 1	11961 Hilltop Road
Entity Address Address Line 2	Suite 22
Entity Address City Or Town	Argyle
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76226
City Area Code	833
Local Phone Number	223-4204
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false